ORGANIZATION AND BUSINESS DESCRIPTION (Details)	Jun. 30, 2019	Apr. 17, 2019	Oct. 14, 2018
Leaping Group Co., Ltd [Member] | Yuezhong International Co., Ltd [Member]
Ownership percentage	100.00%
Leaping Group Co., Ltd [Member] | Yuezhong Media HK [Member]
Ownership percentage	100.00%
Leaping Group Co., Ltd [Member] | Yuezhong (Shenyang) Technology Co., Ltd [Member]
Ownership percentage	100.00%
Leaping Media Group Co., Ltd. [Member] | Horgos Xinyuezhong Film Media Co., Ltd [Member]
Ownership percentage	0.00%	100.00%
Leaping Media Group Co., Ltd. [Member] | Shenyang Tianniu Media Co., Ltd [Member]
Ownership percentage	0.00%		100.00%
Leaping Media Group Co., Ltd. [Member] | Yuezhong Media (Dalian) Co., Ltd [Member]
Ownership percentage	0.00%		100.00%
Leaping Media Group Co., Ltd. [Member] | Yuezhong (Beijing) Film Co., Ltd [Member]
Ownership percentage	0.00%		100.00%
Leaping Media Group Co., Ltd. [Member] | Harbin Yuechuzhong Media Co., Ltd [Member]
Ownership percentage	0.00%		100.00%
Leaping Media Group Co., Ltd. [Member] | Shenyang Xiagong Hotel Management Co., Ltd [Member]
Ownership percentage	0.00%		100.00%
Leaping Media Group Co., Ltd. [Member] | Liaoning Leaping International Cinema Management Co., Ltd [Member]
Ownership percentage	0.00%		100.00%
Yuezhong International Co., Ltd [Member] | Yuezhong Media HK [Member]
Ownership percentage			100.00%